Income Taxes (Tax Effects of Temporary Differences to Deferred Tax Assets and Deferred Tax Liabilities) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Inventories	¥ 10,551	¥ 10,225
Accrued business tax	1,629	1,282
Accrued pension and severance cost	95,386	107,463
Research and development - costs capitalized for tax purposes	4,989	4,751
Property, plant and equipment	34,923	32,040
Operating lease liabilities	20,163	25,646
Accrued expenses	28,243	29,412
Net operating losses carried forward	29,591	21,294
Other	42,741	41,759
Deferred Tax Assets, Gross, Total	268,216	273,872
Less valuation allowance	(30,752)	(27,678)
Total deferred tax assets	237,464	246,194
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	(9,147)	(8,769)
Tax deductible reserve	(4,040)	(4,050)
Financing lease revenue	(15,041)	(19,029)
Operating lease right-of-use assets	(19,425)	(25,249)
Intangible assets	(54,948)	(59,350)
Other	(28,884)	(32,120)
Total deferred tax liabilities	(131,485)	(148,567)
Net deferred tax assets	¥ 105,979	¥ 97,627